UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     August 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $2,410,874 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    21427   193663 SH       SOLE                   193663        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    69521  1460519 SH       SOLE                  1460519        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    45988   479746 SH       SOLE                   479675        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    43704   518436 SH       SOLE                   518436        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   230433  3831607 SH       SOLE                  3831607        0        0
ISHARES TR                     RUSSELL 1000     464287622   213998  2896165 SH       SOLE                  2896165        0        0
ISHARES TR                     RUSSELL 2000     464287655   107673  1300394 SH       SOLE                  1300394        0        0
ISHARES TR                     AGENCY BD FD     464288166     1143    10320 SH       SOLE                    10320        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    48996  1122981 SH       SOLE                  1122981        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414    40760   393775 SH       SOLE                   393709        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   275123  2578228 SH       SOLE                  2577820        0        0
ISHARES TR                     BARCLYS CR BD    464288620   192495  1825812 SH       SOLE                  1825496        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6967    59494 SH       SOLE                    59494        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    30502   595273 SH       SOLE                   595210        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    59044  1107559 SH       SOLE                  1107436        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    78619  2734578 SH       SOLE                  2734267        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    21477   899374 SH       SOLE                   899241        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   154436  4904280 SH       SOLE                  4903214        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    77568  2112986 SH       SOLE                  2112532        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    49191  1717558 SH       SOLE                  1717096        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   167840  5740879 SH       SOLE                  5739602        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    26293   953329 SH       SOLE                   952696        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     3716    73642 SH       SOLE                    73575        0        0
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862    23754   472144 SH       SOLE                   471946        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    12799   243338 SH       SOLE                   243338        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    36247  1193528 SH       SOLE                  1193306        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    68078  1828088 SH       SOLE                  1827910        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803    49232  1915635 SH       SOLE                  1915380        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    22454   153796 SH       SOLE                   153772        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    76717  1907444 SH       SOLE                  1907199        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    42362   685805 SH       SOLE                   685695        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607   112317  1686435 SH       SOLE                  1686435        0        0